Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:
	March 31, 2024	March 31, 2023	March 31, 2022

Balance sheet items, except for equity accounts	7.2203	6.8676	6.3393
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.1671	6.8516	6.4180

Schedule of Estimated Useful Lives of the Assets	Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years (shorter of the lease term and the remaining useful life)

Schedule of Customer Generated Sales	For the years ended March 31, 2024 and 2023, there were two customers and three customer generated sales which accounted for over 10% of total revenues generated for that year, respectively. The details are as follows:
	For the years ended, March 31,
	2024	2023
Customer A	45.65%	30.26%
Customer B	16.92%	20.02%
Customer C	-%	13.87%
As of March 31, 2024 and 2023, accounts receivable due from these customers as a percentage of consolidated accounts receivable balances were as follows:
	As of March 31,
	2024	2023
Customer A	11.75%	7.54%
Customer B	8.39%	10.39%
Customer C	-%	1.82%

For the years ended March 31, 2024 and 2023, there were two suppliers and two suppliers which accounted for over 10% of total purchase for that year, respectively. The details are as follows:
	For the years ended, March 31,
	2024	2023
Supplier A	39.05%	-%
Supplier B	27.86%	0.41%
Supplier C	-%	44.21%
Supplier D	5.77%	16.50%
As of March 31, 2024 and 2023, accounts payable due to these suppliers as a percentage of consolidated accounts payable balances were as follows:
	As of March 31,
	2024	2023
Supplier A	15.82%	-%
Supplier C	18.31%	17.88%
Supplier D	-%	5.99%
Supplier E	5.72%	13.74%
Supplier F	-%	10.52%